EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 1) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity And Remuneration To Shareholders
Common shares already paid up	735,847,624	735,847,624	735,847,624
Shares in treasury	(102)	(102)	(102)
Total common shares	735,847,522	735,847,522	735,847,522
Preferred shares already paid up	1,465,523,064	1,465,523,064	1,465,523,064
Shares in treasury	(846,164)	(846,062)	(846,062)
Total preferred shares	1,464,676,900	1,464,677,002	1,464,677,002
Total	2,200,524,422	2,200,524,524	2,200,524,524